Description of the Plan (Details) - RETIREMENT SAVINGS PLAN	12 Months Ended
	Dec. 31, 2025 USD ($) item loan	Dec. 31, 2024 USD ($)
Description of Plan
Transfer from Stericycle, Inc. 401(k) Retirement Plan	$ 474,589,601
Minimum service period for Plan eligibility	90 days
Percentage of maximum eligible annual compensation as contribution by employee	80.00%
Percentage of maximum annual incentive plan as contribution by employee	80.00%
Percentage of matching contribution	100.00%
Percentage of matching contribution for employee earnings	3.00%
Percentage of matching contribution on additional contribution	50.00%
Percentage of matching contribution for employee earnings on additional contribution	3.00%
Nonvested Forfeitures, Unclaimed Distributions and Other	$ 1,218,752	$ 1,466,883
Amount used to pay contributions and plan expenses	$ 523,193
Number of common collective trust | item	14
Number of target retirement funds | item	9
Number of mutual funds | item	3
EBP, Investment Program, Single Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Participant age for withdrawal from account balance	59 years 6 months
Minimum borrowing amount	$ 1,000
Maximum borrowing percentage	50.00%
Maximum borrowing amount	$ 50,000
Threshold number of loans outstanding | loan	1
Threshold number of loans taken by participants	1
Borrowings term	60 months